UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total USD ($)	Preferred Stock	Common Stock USD ($)	Additional Paid-in Capital USD ($)	Retained Earnings USD ($)	Accumulated Other Comprehensive Income/(Loss) USD ($)	Total Navios Holdings' Stockholders' Equity USD ($)	Noncontrolling Interest USD ($)
Balance, value at Dec. 31, 2011	$ 1,175,692		$ 10	$ 542,582	$ 510,348	$ 6,166	$ 1,059,106	$ 116,586
Balance, shares at Dec. 31, 2011		8,479	102,409,364
Net (loss)/income	14,771				14,744		14,744	27
Total other comprehensive loss	(6,580)					(6,580)	(6,580)
Stock-based compensation expenses, value	2,511			2,511			2,511
Stock-based compensation expenses, shares			29,251
Cancellation of shares			(4,300)
Dividends declared/ paid	(13,138)				(13,138)		(13,138)
Balance, value at Jun. 30, 2012	1,173,256		10	545,093	511,954	(414)	1,056,643	116,613
Balance, shares at Jun. 30, 2012		8,479	102,434,315
Balance, value at Dec. 31, 2012	1,323,039		10	547,377	659,547	(558)	1,206,376	116,663
Balance, shares at Dec. 31, 2012		8,479	103,255,409
Net (loss)/income	(22,177)				(26,036)		(26,036)	3,859
Total other comprehensive loss	(800)					(800)	(800)
Stock-based compensation expenses, value	1,648			1,648			1,648
Stock-based compensation expenses, shares			87,750
Cancellation of shares			(12,452)
Dividends declared/ paid	(13,205)				(13,205)		(13,205)
Balance, value at Jun. 30, 2013	$ 1,288,505		$ 10	$ 549,025	$ 620,306	$ (1,358)	$ 1,167,983	$ 120,522
Balance, shares at Jun. 30, 2013		8,479	103,330,707